Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
KraneShares 90% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Annual Return [Percent]	18.12%
KraneShares 100% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Annual Return [Percent]	14.27%
KraneShares Asia Pacific High Income USD Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	9.83%	10.53%	3.72%	(9.36%)	(12.83%)	4.09%	9.19%
KraneShares Bosera MSCI China A 50 Connect Index ETF
Prospectus [Line Items]
Annual Return [Percent]	32.99%	16.06%	(17.10%)	(26.49%)	2.70%	42.39%	34.50%	(26.25%)	28.64%	(19.37%)
KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(11.56%)	16.52%	34.05%	(16.73%)
KraneShares China Alpha Index ETF
Prospectus [Line Items]
Annual Return [Percent]	52.90%
KraneShares China Technology & Semiconductor STAR 50 Index ETF
Prospectus [Line Items]
Annual Return [Percent]	41.28%	6.40%	(18.12%)	(38.14%)
KraneShares CSI China Internet ETF
Prospectus [Line Items]
Annual Return [Percent]	23.48%	13.25%	(9.93%)	(16.85%)	(49.33%)	59.66%	29.28%	(33.51%)	69.40%	(8.45%)
KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Annual Return [Percent]	45.45%	(17.68%)	(7.10%)	(39.04%)	24.06%	70.24%	34.62%
KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	23.10%	(13.73%)	6.58%	(10.51%)	108.83%
KraneShares Hang Seng TECH Index ETF
Prospectus [Line Items]
Annual Return [Percent]	19.78%	18.46%	(11.21%)	(25.01%)
KraneShares Hedgeye Hedged Equity Index ETF
Prospectus [Line Items]
Annual Return [Percent]	14.28%
KraneShares KWEB Covered Call Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	17.45%	4.06%
KraneShares Man Buyout Beta Index ETF
Prospectus [Line Items]
Annual Return [Percent]	10.81%
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(3.21%)	(1.07%)	(5.98%)	30.52%	7.34%
KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Annual Return [Percent]	24.84%	(17.44%)	(17.31%)	(25.39%)	(15.86%)	67.28%	34.03%
KraneShares MSCI China Clean Technology Index ETF
Prospectus [Line Items]
Annual Return [Percent]	19.93%	0.20%	(14.80%)	(39.67%)	5.46%	136.07%	11.85%	(29.57%)
KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Annual Return [Percent]	37.58%	2.03%	21.36%	(19.57%)	9.03%	14.67%
KraneShares MSCI One Belt One Road Index ETF
Prospectus [Line Items]
Annual Return [Percent]	27.20%	8.74%	(7.93%)	(21.61%)	17.48%	13.01%	16.32%	(12.13%)
KraneShares Public-Private AI & Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	29.58%
KraneShares Public-Private Emerging Markets Internet and Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	55.15%	13.98%	0.97%	(37.95%)	(26.99%)	39.13%	27.69%	(24.79%)
KraneShares Sustainable Ultra Short Duration Index ETF
Prospectus [Line Items]
Annual Return [Percent]	4.52%
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF
Prospectus [Line Items]
Annual Return [Percent]	9.78%	19.21%	11.55%	(5.88%)	27.81%
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Annual Return [Percent]	11.73%	(10.92%)	(5.39%)	(12.75%)	(0.09%)	14.75%
Quadratic Deflation ETF
Prospectus [Line Items]
Annual Return [Percent]	(8.12%)	(6.25%)	3.84%	(17.71%)